FAIR VALUE DISCLOSURES (Other Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017	Jun. 24, 2015
Debt Instrument [Line Items]
Sales Price of JV	$ 18,000
Notes Receivable, Fair Value Disclosure	16,000
2.60% Notes
Debt Instrument [Line Items]
Long-term Debt	0	$ 249,495
Long-term Debt, Fair Value	$ 0	250,480
Debt Instrument, Interest Rate, Stated Percentage	2.60%		2.60%
3.88% Notes
Debt Instrument [Line Items]
Long-term Debt	$ 298,267	297,912
Long-term Debt, Fair Value	$ 285,324	286,077
Debt Instrument, Interest Rate, Stated Percentage	3.88%		3.88%
5.00% Notes
Debt Instrument [Line Items]
Long-term Debt	$ 345,175	344,405
Long-term Debt, Fair Value	$ 342,276	$ 347,956
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%